UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     420922


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  NOTE                007903AL1    72751 72116000 X        SOLE
AIRGAS INC                  COMMON              009363102    12228   195767 X        SOLE
ALBEMARLE CORP              OPTION              012653951       20      976     X    SOLE
ALCON INC                   COMMON              H01301102    47977   293616 X        SOLE
CHARTER COMMUNICATIONS INC  COMMON              16117M305    15899   408284 X        SOLE
CHEMTURA CORP               COMMON              163893209    34456  2156202 X        SOLE
CHESAPEAKE LODGING TRUST    COMMON              165240102    14684   780627 X        SOLE
CIT GROUP INC               COMMON              125581801    51710  1097871 X        SOLE
CIT GROUP INC               OPTION              125581901    10856     7699     X    SOLE
COMMSCOPE INC               COMMON              203372107    15234   487950 X        SOLE
DU PONT E I DE NEMOURS & CO OPTION              263534959       32     2434     X    SOLE
DYNEGY INC                  COMMON              26817G300    11001  1957438 X        SOLE
EXCO RESOURCES INC          COMMON              269279402    18944   975478 X        SOLE
GENERAL GROWTH PPTYS INC    COMMON              370023103    23157  1495957 X        SOLE
GENZYME CORP                COMMON              372917104    34727   487738 X        SOLE
LIBERTY MEDIA CORP          COMMON              53071M708    12949   194785 X        SOLE
LYONDELLBASELL INDUSTRIES   COMMON              N53745100     2525    73408 X        SOLE
SMURFIT-STONE CONTAINER CORPCOMMON              83272A104    12529   489416 X        SOLE
SPDR S&P 500 ETF TR         OPTION              78462F953      778     2462     X    SOLE
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101    17103   734038 X        SOLE
XERIUM TECHNOLOGIES INC     COMMON              98416J118    11362   712368 X        SOLE